Share capital (Details Narrative)	Jun. 30, 2026 shares	Jun. 30, 2025 shares	Mar. 31, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 SGD ($) shares
IfrsStatementLineItems [Line Items]
Ordinary shares, authorized					16,250,000	16,250,000
Ordinary shares, amount					$ 18,362,500	$ 24,455,170
Share subscription price | $ / shares					$ 1.13
Number of share issued		18,785,750
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of share issued	18,785,750
Number of share outstanding	18,785,750
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of share issued	1,582,111
Number of share outstanding	1,582,111
Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Share subscription price | $ / shares				$ 4.00
Number of share issued				2,205,000
OverAllotment Options [Member]
IfrsStatementLineItems [Line Items]
Share subscription price | $ / shares			$ 4.00
Number of share issued			330,750